Related Party Transactions and Balance	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCE
19.	RELATED PARTY TRANSACTIONS AND BALANCE

In addition to the transactions and balances disclosed elsewhere in these financial statements, the Company had the following material related party transactions:

(1)	During the years ended December 31, 2020, 2019 and 2018, the Company purchased from Hangzhou Lianluo, its controlling shareholder, and subsidiary of Hangzhou Lianluo for services in amounts of $44,614, $42,000 and $204, respectively. As of December 31, 2020, the Company reported $3,019 in service charge payable to Hangzhou Lianluo’s subsidiary. On January 19, 2021, this balance was fully paid.

(2)	During the years ended December 31, 2020, 2019 and 2018, the Company sold equipment of $nil, $9,588 and $nil, respectively, to a related party company in which its previous CEO, Mr. Ping Chen holds 51% ownership. As of December 31, 2020, the Company reported an outstanding receivable of $11,455 due from the related party company.

(3)	On July 1, 2018, the Company leased office premises from Hangzhou Lianluo for a period of 1 year, with an annual rental of $84,447 (RMB580,788). Rental payments charged as expenses in 2020, 2019 and 2018 were $0, $35,892 and $39,942, respectively. As of December 31, 2020, the Company reported an outstanding rental payable of $81,126 to Hangzhou Lianluo.

(4)	Short-term borrowing from related party companies:

i) Borrowings from Hangzhou Lianluo

During the fiscal year 2019, the Company borrowed an aggregate of $942,500 from Hangzhou Lianluo and repaid $0. As of December 31, 2020, the loan balances were $996,450. These loans were extended, interest-free as of December 31, 2020 and without specific repayment date, which is based upon both parties’ agreement.

During 2018, the Company borrowed from Hangzhou Lianluo $3,682,592 carrying an annual interest rate of 5%-8%, which was fully settled through a debt offset agreement among the Company, Hangzhou Lianluo and DGHKT as described below “iv) Borrowings to DGHKT.” As of December 31, 2018, the loan balance was zero.

ii) Borrowings from DGHKT

During 2019, the Company borrowed $33,000 interest free from DGHKT, and repaid $0. On July 14, 2020, the Company repaid the principal of $33,000 to DGHKT. As of December 31, 2020, the loan balance was zero.

iii) Borrowings from Mr. Ping Chen:

Starting from 2019, the Company borrowed from Mr. Ping Chen, its former CEO, free of interest to fund its operation. During 2020, 2019 and 2018, the borrowings were $498,191, $387,182 and nil, and Mr. Ping Chen forgave a debt of $143,301 of the borrowings in 2019. The balances were $787,608, $243,881 and nil as of December 31, 2020, 2019 and 2018, respectively.

iv) Loans to DGHKT

On March 15, 2018, the Company entered into a loan agreement with DGHKT (an affiliate of Hangzhou Lianluo), pursuant to which the Company loaned $6 million to DGHK for a term of 12 months. The Company also borrowed RMB34.3 million (approximately $5.2 million) from Hangzhou Lianluo, its principal shareholder.

Pursuant to an agreement dated December 27, 2018, the Company, DGHKT, Hangzhou Lianluo agreed that the outstanding amount owed by DGHKT to the Company of RMB35.6 million be repaid by Hangzhou Lianluo on behalf of DGHKT, to the Company. This repayment is agreed to be settled in the form of offset against the amount owed by the Company to Hangzhou Lianluo of RMB35.6 million (approximately $5.2 million). As a result, the Company no longer owed or was owed by Hangzhou Lianluo or DGHKT any amount as of December 31, 2018.